Financial Guarantee (Details) - USD ($) $ in Millions	Sep. 27, 2023	Jun. 17, 2024
Financial Guarantee [Abstract]
Aggregate principal amount	$ 1.5
Accumulated interest	1.6
Cumulative outstanding amount	3.2
Outstanding balance	3.2
Term loans	2.7
Reversal of remaining amount	$ 0.5	$ 2.7